Tax Effects of Significant Temporary Differences (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Deductible temporary differences:
Allowance for loan losses		₨ 39,604.8	$ 572.7	₨ 30,732.5
Unrealized loss on available for sale debt securities		0.0	0.0	2,491.2
Property and equipment		383.8	5.5	0.0
Derivatives		289.1	4.2	309.8
Employee benefits		2,063.1	29.8	1,905.5
Others*	[1]	5,511.9	79.7	4,718.5
Deferred tax asset		47,852.7	691.9	40,157.5
Taxable temporary differences:
Property and equipment		0.0	0.0	434.0
Loan origination cost and fees		5,606.3	81.1	4,957.9
Investments, others		2,677.0	38.7	479.2
Unrealized gain on available for sale debt securities		5,680.2	82.1	0.0
Intangible assets		0.0	0.0	0.3
Deferred tax liability		13,963.5	201.9	5,871.4
Net deferred tax asset (liability)		₨ 33,889.2	$ 490.0	₨ 34,286.1

[1]	includes accrued expenses and other liabilities Rs. 3,400.5 million and Rs. 4,310.4 million as at March 31, 2018 and March 31, 2019, respectively.